Mineral Property Interests (Table)	12 Months Ended
Dec. 31, 2017
Mineral Property Interests
Schedule of mineral property interests
	British Columbia (Canada)			USA Fondaway Canyon	Mexico El Compas
	New Polaris	Windfall Hills	FG Gold	(Notes 7(b)	(Notes 7(a)
	(Note 9(a)(i))	(Note 9(a)(ii))	(Note 9(a)(iii))	and 9(b))	and 9(c))	Total

Acquisition Costs:

Balance, December 31, 2015	$3,851	$339	$-	$-	$1,126	$5,316
Additions	2	-	19	-	-	21
Disposition of subsidiary	-	-	-	-	(1,256)	(1,256)
Foreign currency translation adjustment	5	10	-	-	130	145
Balance, December 31, 2016	3,858	349	19	-	-	4,226
Acquisition of subsidiary	-	-	-	2,183	-	2,183
Additions, net of recoveries	6	-	28	44	-	78
Foreign currency translation adjustment	11	25	1	(54)	-	(17)
Write off	-	-	(48)	-	-	(48)
Balance, December 31, 2017	$3,875	$374	$-	$2,173	$-	$6,422

Deferred Exploration Expenditures:

Balance, December 31, 2015	$5,556	$356	$-	$-	$183	$6,095
Additions, net of recoveries	12	80	6	-	393	491
Disposition of subsidiary	-	-	-	-	(576)	(576)
Foreign currency translation adjustment	249	11	-	-	-	260
Balance, December 31, 2016	5,817	447	6	-	-	6,270
Additions, net of recoveries	27	44	14	1,090	-	1,175
Foreign currency translation adjustment	587	31	1	-	-	619
Write off	-	-	(21)	-	-	(21)
Balance, December 31, 2017	$6,431	$522	$-	$1,090	$-	$8,043

Mineral property interests:
Balance, December 31, 2016	$9,675	$796	$25	$-	$-	$10,496
Balance, December 31, 2017	10,306	896	-	3,263	-	14,465

Schedule of expenditure options
	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 9(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Fondaway Canyon (Notes 7(b) and 9(b)):
Advance royalty payment for buyout of 3% net smelter return (1)	-	-	35	-
Buyout provision for net smelter return of 2% (2)	-	2,000	-	-

Windfall Hills (Note 9(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-
	$1,000	$2,500	$35	150,000